EQUITY	6 Months Ended
Dec. 31, 2021
Equity [Abstract]
EQUITY

NOTE 13 – EQUITY

Common Shares

Dogness was established under the laws of BVI on July 11, 2016. The original authorized number of common shares was 15,000,000 shares with par value of $0.002 each. On April 26, 2017, Shareholders of the Company held a meeting (the “Meeting”) and approved the following resolutions: (i) increase the authorized number of common shares to 100,000,000 shares with par value of $0.002 each, of which 15,000,000 were issued and outstanding; and (ii) reclassify the currently issued and outstanding common shares into two classes, Class A common shares and Class B common shares, which have equal economic rights but unequal voting rights, pursuant to which Class A common shares receive one vote each and Class B common shares receive three votes each.

Initial Public Offering

On December 18, 2017, the Company completed its initial public offering (“IPO”) of 10,913,631 Class A common shares at a public offering price of $5.00 per share. The gross proceeds were approximately $54.6 million before deducting placement agent’s commission and other offering expenses, resulting in net proceeds of approximately $50.2 million. In connection with the offering, the Company’s Class A common shares began trading on the NASDAQ Global Market on December 20, 2017 under the symbol “DOGZ.”

Public Offering Warrants

In connection with and upon closing of the IPO on December 18, 2017, the Company agreed to issue 500,000 warrants to the underwriters and to register herein warrants to purchase up to a total of up to 500,000 Class A common shares (equal to 5% of the aggregate number of Class A common shares sold in the IPO).

These warrants carry a term of three years from the closing of the IPO, and are exercisable at any time, and from time to time, in whole or in part, commencing 180 days from the closing of the IPO and are exercisable at a price equal to $6.25 per share. Management determined that these warrants meet the requirements for equity classification under ASC 815-40 because they are indexed to its own shares. The warrants were recorded at their fair value on the date of grant as a component of shareholders’ equity. These underwriter warrants were expired on December 18, 2020.

Equity Financing

January 2021 equity financing

On January 20, 2021, the Company closed a securities purchase agreement with certain institutional investors for the sale of 3,455,130 Class A common shares in a registered offering at the price of $2.15 per common share. After the payment of expenses, the Company received approximately $6.6 million in net proceeds from the sale of the common shares.

In addition, warrants carry a term of three years to purchase an aggregate of 1,727,565 common shares for $2.70 per share were issued to the investors and warrants to purchase an aggregate of 276,410 common shares for $2.70 per share were issued as commission to the placement agent in the offering. If fully exercised, the Company would receive aggregate gross proceeds from the warrants of approximately $5.4 million. These warrants were recorded at their fair value on the date of grant as a component of shareholders’ equity. 1,587,259 warrants were excised during six months ended December 31, 2021.

July 2021 equity financing

On July 19, 2021, the Company closed a securities purchase agreement with certain institutional investors for the sale of 2,178,120 Class A common shares in a registered offering at the price of $1.82 per common share. After payment of expenses, the Company received approximately $3.4 million in net proceeds from the sale of the common shares. Additionally, The Company also issued warrants to purchase 174,249 common shares to the placement agent exercisable at $1.82 per share with expiration date on July 15, 2024. No warrants were excised during six months ended December 31, 2021.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

NOTE 13 – EQUITY (continued)

Common Shares Issued For Service

On April 15, 2021, the Company signed a consulting agreement with Real Miracle Investments Limited (“Real Miracle’) to provide strategic business and marketing consulting services to the Company for nine months from April 15, 2021. As the consideration for the service, Real Miracle is entitled to receive 250,000 of the Company’s Class A common shares within ten days upon signing the agreement. On April 28, 2021, these shares were issued to Real Miracle. These shares were measured at $387,500 which was based on the value of the Company’s Class A common shares at the agreement date and amortized over the service period.

As of December 31, 2021, the Company had an aggregate of 33,468,561 common shares outstanding, consisting of 24,399,561 Class A and 9,069,000 Class B common shares; respectively. As of June 30, 2021, the Company had an aggregate of 29,624,814 common shares outstanding, consisting of 20,555,814 Class A and 9,069,000 Class B common shares; respectively.

As of December 31, 2021, 590,965 warrants in connection with two equity financings in 2021 were outstanding, with weighted average exercise price of $2.44 and weighted average remaining life of 2.07 years.

Statutory Reserve

The Company’s subsidiaries located in mainland China are required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC regulations until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The Company allocated $Nil and $2,685 to statutory reserves during the six months ended December 31, 2021 and 2020 in accordance with PRC regulations, respectively. The restricted amounts as determined by the PRC statutory laws totaled both was $291,443 as of December 31, 2021 and June 30, 2021, respectively.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)